CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 189,817	$ 258,693
Restricted cash	35,107	35,105
Accounts receivable (less allowances of $22,480 and $21,545, respectively)	563,507	533,070
Deferred income taxes	41,674	37,565
Prepaid expenses and other	132,620	138,643
Assets of discontinued operations (see Note 10)	200,227	202,726
Total Current Assets	1,162,952	1,205,802
Property, Plant and Equipment:
Property, plant and equipment	4,257,877	4,178,652
Less-Accumulated depreciation	(1,774,029)	(1,702,825)
Property, Plant and Equipment, net	2,483,848	2,475,827
Other Assets, net:
Goodwill	2,337,437	2,282,137
Customer relationships and acquisition costs	447,323	387,779
Deferred financing costs	26,910	29,146
Other	22,474	29,042
Total Other Assets, net	2,834,144	2,728,104
Total Assets	6,480,944	6,409,733
Current Liabilities:
Current portion of long-term debt	44,372	96,603
Accounts payable	122,611	145,089
Accrued expenses	412,122	385,056
Deferred revenue	176,864	173,676
Liabilities of discontinued operations (see Note 10)	55,176	57,222
Total Current Liabilities	811,145	857,646
Long-term Debt, net of current portion	2,960,880	2,912,465
Other Long-term Liabilities	84,699	86,605
Deferred Rent	97,128	95,860
Deferred Income Taxes	499,106	493,895
Commitments and Contingencies (see Note 8)
Iron Mountain Incorporated Stockholders' Equity:
Preferred stock (par value $0.01; authorized 10,000,000 shares; none issued and outstanding)
Common stock (par value $0.01; authorized 400,000,000 shares; issued and outstanding 200,258,115 shares and 200,064,066 shares, respectively)	2,003	2,001
Additional paid-in capital	1,233,914	1,228,655
Retained earnings	731,566	695,707
Accumulated other comprehensive items, net	52,000	29,482
Total Iron Mountain Incorporated Stockholders' Equity	2,019,483	1,955,845
Noncontrolling Interests	8,503	7,417
Total Equity	2,027,986	1,963,262
Total Liabilities and Equity	$ 6,480,944	$ 6,409,733

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data	Mar. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Accounts receivable, allowances (in dollars)	$ 22,480	$ 21,545
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, authorized shares	10,000,000	10,000,000
Preferred stock, issued shares	0	0
Preferred stock, outstanding shares	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized shares	400,000,000	400,000,000
Common stock, issued shares	200,258,115	200,064,066
Common stock, outstanding shares	200,258,115	200,064,066

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Revenues:
Storage (see Note 2.q.)	$ 417,083	$ 398,247
Service (see Note 2.q.)	333,209	327,333
Total Revenues	750,292	725,580
Operating Expenses:
Cost of sales (excluding depreciation and amortization)	319,483	311,089
Selling, general and administrative	215,127	199,785
Depreciation and amortization	81,079	75,614
(Gain) Loss on disposal/writedown of property, plant and equipment, net	723	(1,017)
Total Operating Expenses	616,412	585,471
Operating Income (Loss)	133,880	140,109
Interest Expense, Net (includes Interest Income of $551 and $422, respectively)	48,987	52,916
Other Expense (Income), Net	(8,953)	8,760
Income (Loss) from Continuing Operations Before Provision (Benefit) for Income Taxes	93,846	78,433
Provision (Benefit) for Income Taxes	16,685	45,208
Income (Loss) from Continuing Operations	77,161	33,225
Income (Loss) from Discontinued Operations (see Note 10), Net of Tax	(2,542)	(7,386)
Net Income (Loss)	74,619	25,839
Less: Net Income (Loss) Attributable to Noncontrolling Interests	1,159	273
Net Income (Loss) Attributable to Iron Mountain Incorporated	$ 73,460	$ 25,566
Earnings (Losses) per Share-Basic:
Income (Loss) from Continuing Operations (in dollars per share)	$ 0.39	$ 0.16
Income (Loss) from Discontinued Operations (in dollars per share)	$ (0.01)	$ (0.04)
Net Income (Loss) Attributable to Iron Mountain Incorporated (in dollars per share)	$ 0.37	$ 0.13
Earnings (Losses) per Share-Diluted:
Income (Loss) from Continuing Operations (in dollars per share)	$ 0.38	$ 0.16
Income (Loss) from Discontinued Operations (in dollars per share)	$ (0.01)	$ (0.04)
Net Income (Loss) Attributable to Iron Mountain Incorporated (in dollars per share)	$ 0.37	$ 0.12
Weighted Average Common Shares Outstanding-Basic (in shares)	200,228	203,581
Weighted Average Common Shares Outstanding-Diluted (in shares)	201,251	204,705
Dividends Declared per Common Share (in dollars per share)	$ 0.1875	$ 0.0625

CONSOLIDATED STATEMENTS OF OPERATIONS (Parenthetical) (USD $) In Thousands	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS
Interest Income	$ 551	$ 422

CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands, except Share data	Total	Comprehensive Income (Loss)	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Items, Net	Noncontrolling Interests
Balance at Dec. 31, 2009	$ 2,157,471		$ 2,035	$ 1,298,657	$ 825,014	$ 27,661	$ 4,104
Balance (in shares) at Dec. 31, 2009			203,546,757
Increase (Decrease) in Stockholders' Equity
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation, including tax benefit of $1,017 and $613 during the period ended March 31, 2011 and 2010, respectively	9,194		3	9,191
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation (in shares)			295,055
Stock options issued in connection with an acquisition	2,682			2,682
Stock repurchases	(10,756)		(4)	(10,752)
Stock repurchases (in shares)			(409,963)
Parent cash dividends (see Note 9)	(12,720)				(12,720)
Comprehensive Income (Loss):
Currency translation adjustment	(19,558)	(19,558)				(19,478)	(80)
Net income (loss)	25,839	25,839			25,566		273
Comprehensive Income (Loss)	6,281	6,281
Noncontrolling interests dividends	(212)						(212)
Balance at Mar. 31, 2010	2,151,940		2,034	1,299,778	837,860	8,183	4,085
Balance (in shares) at Mar. 31, 2010			203,431,849
Balance at Dec. 31, 2010	1,963,262		2,001	1,228,655	695,707	29,482	7,417
Balance (in shares) at Dec. 31, 2010	200,064,066		200,064,066
Increase (Decrease) in Stockholders' Equity
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation, including tax benefit of $1,017 and $613 during the period ended March 31, 2011 and 2010, respectively	16,232		6	16,226
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation (in shares)			578,218
Stock repurchases	(10,971)		(4)	(10,967)
Stock repurchases (in shares)			(384,169)
Parent cash dividends (see Note 9)	(37,601)				(37,601)
Comprehensive Income (Loss):
Currency translation adjustment	22,478	22,478				22,518	(40)
Net income (loss)	74,619	74,619			73,460		1,159
Comprehensive Income (Loss)	97,097	97,097
Noncontrolling interests dividends	(33)						(33)
Balance at Mar. 31, 2011	$ 2,027,986		$ 2,003	$ 1,233,914	$ 731,566	$ 52,000	$ 8,503
Balance (in shares) at Mar. 31, 2011	200,258,115		200,258,115

CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) (USD $) In Thousands	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
CONSOLIDATED STATEMENTS OF EQUITY
Issuance of shares under employee stock purchase plan and option plans and stock-based compensation, tax benefit	$ 1,017	$ 613

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Net Income (Loss)	$ 74,619	$ 25,839
Other Comprehensive Income (Loss):
Foreign Currency Translation Adjustments	22,478	(19,558)
Total Other Comprehensive Income (Loss)	22,478	(19,558)
Comprehensive Income (Loss)	97,097	6,281
Comprehensive Income (Loss) Attributable to Noncontrolling Interests	1,119	193
Comprehensive Income (Loss) Attributable to Iron Mountain Incorporated	$ 95,978	$ 6,088

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Cash Flows from Operating Activities:
Net income (loss)	$ 74,619	$ 25,839
(Income) Loss from discontinued operations (see Note 10)	2,542	7,386
Adjustments to reconcile net income (loss) to cash flows from operating activities:
Depreciation	74,128	69,296
Amortization (includes deferred financing costs and bond discount of $1,426 and $1,321, respectively)	8,377	7,639
Stock-based compensation expense	4,439	3,914
Provision for deferred income taxes	(7,903)	(7,463)
Gain on early extinguishment of debt	(850)
(Gain) Loss on disposal/writedown of property, plant and equipment, net	723	(1,017)
Foreign currency transactions and other, net	(8,798)	17,458
Changes in Assets and Liabilities (exclusive of acquisitions):
Accounts receivable	(22,125)	(238)
Prepaid expenses and other current assets	12,871	(5,690)
Accounts payable	(6,181)	(14,219)
Accrued expenses, deferred revenue and other current liabilities	(21,451)	12,536
Other assets and long-term liabilities	684	10,966
Cash Flows from Operating Activities-Continuing Operations	111,075	126,407
Cash Flows from Operating Activities-Discontinued Operations	8,262	4,760
Cash Flows from Operating Activities	119,337	131,167
Cash Flows from Investing Activities:
Capital expenditures	(52,357)	(78,431)
Cash paid for acquisitions, net of cash acquired	(34,705)	(7,082)
Investment in restricted cash	(2)	(35,102)
Additions to customer relationship and acquisition costs	(2,893)	(2,422)
Proceeds from sales of property and equipment and other, net	116	4,232
Cash Flows from Investing Activities-Continuing Operations	(89,841)	(118,805)
Cash Flows from Investing Activities-Discontinued Operations	(9,150)	(114,739)
Cash Flows from Investing Activities	(98,991)	(233,544)
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt	(428,548)	(18,921)
Proceeds from revolving credit and term loan facilities and other debt	607,418	6,850
Early retirement of senior subordinated notes	(231,255)
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net	131	(96)
Stock repurchases	(10,970)	(9,636)
Parent cash dividends	(37,514)
Proceeds from exercise of stock options and employee stock purchase plan	9,164	3,850
Excess tax benefits from stock-based compensation	1,017	613
Payment of debt financing costs		(3)
Cash Flows from Financing Activities-Continuing Operations	(90,557)	(17,343)
Cash Flows from Financing Activities-Discontinued Operations	46	188
Cash Flows from Financing Activities	(90,511)	(17,155)
Effect of Exchange Rates on Cash and Cash Equivalents	1,289	(1,702)
(Decrease) Increase in Cash and Cash Equivalents	(68,876)	(121,234)
Cash and Cash Equivalents, Beginning of Period	258,693	446,656
Cash and Cash Equivalents, End of Period	189,817	325,422
Supplemental Information:
Cash Paid for Interest	65,008	73,712
Cash Paid for Income Taxes	20,575	9,210
Non-Cash Investing and Financing Activities:
Capital Leases	6,039	13,395
Accrued Capital Expenditures	21,095	29,202
Dividends Payable	37,601	12,720
Unsettled Purchases of Parent Common Stock		$ 1,120

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
CONSOLIDATED STATEMENTS OF CASH FLOWS
Amortization of deferred financing costs and bond discount	$ 1,426	$ 1,321

General	3 Months Ended
Mar. 31, 2011
General
General

(1) General

The interim consolidated financial statements are presented herein without audit and, in the opinion of management, reflect all adjustments of a normal recurring nature necessary for a fair presentation. Interim results are not necessarily indicative of results for a full year.

The unaudited consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in the annual financial statements prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) have been omitted pursuant to those rules and regulations, but we believe that the disclosures are adequate to make the information presented not misleading. The consolidated financial statements and notes included herein should be read in conjunction with the annual consolidated financial statements and notes for the year ended December 31, 2010 included in our Current Report on Form 8-K filed on September 19, 2011.

In August 2010, Iron Mountain Incorporated (“IMI”) divested the domain name management product line of its digital business (the “Domain Name Product Line”). On June 2, 2011, IMI completed the sale (the “Digital Sale”) of its online backup and recovery, digital archiving and eDiscovery solutions businesses of its digital business (the “Digital Business”) to Autonomy Corporation plc, a corporation formed under the laws of England and Wales (“Autonomy”), pursuant to a purchase and sale agreement dated as of May 15, 2011 among IMI, certain subsidiaries of IMI and Autonomy (the “Digital Sale Agreement”).  The financial position, operating results and cash flows of the Domain Name Product Line and the Digital Business, for all periods presented have been reported as discontinued operations for financial reporting purposes. Additionally, in May 2011, IMI committed to a plan to sell its records management business in New Zealand (the “New Zealand Business”).  The financial position, operating results and cash flows of the New Zealand Business, for all periods presented,  have been reported as discontinued operations for financial reporting purposes.  See “Note 10. Discontinued Operations” for a further discussion of these events.

Summary of Significant Accounting Policies	3 Months Ended
Mar. 31, 2011
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

(2) Summary of Significant Accounting Policies

a.               Principles of Consolidation and Change in Accounting Principle

The accompanying financial statements reflect our financial position and results of operations on a consolidated basis. All intercompany account balances have been eliminated.

b.              Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents include cash on hand and cash invested in short-term securities which have remaining maturities at the date of purchase of less than 90 days. Cash and cash equivalents are carried at cost, which approximates fair value.

We have restricted cash associated with a collateral trust agreement with our insurance carrier that was entered into in 2010 related to our worker’s compensation self-insurance program. The restricted cash subject to this agreement was  $35,105 and  $35,107 as of December 31, 2010 and March 31, 2011, respectively, and is included in current assets on our consolidated balance sheets. Restricted cash consists primarily of U.S. treasuries.

c.               Foreign Currency

Local currencies are considered the functional currencies for our operations outside the United States, with the exception of certain foreign holding companies and our financing center in Switzerland, whose functional currencies are the U.S. dollar. In those instances where the local currency is the functional currency, assets and liabilities are translated at period-end exchange rates, and revenues and expenses are translated at average exchange rates for the applicable period. Resulting translation adjustments are reflected in the accumulated other comprehensive items, net component of Iron Mountain Incorporated Stockholders’ Equity and Noncontrolling Interests. The gain or loss on foreign currency transactions, calculated as the difference between the historical exchange rate and the exchange rate at the applicable measurement date, including those related to (a) our 7 1/4% GBP Senior Subordinated Notes due 2014, (b) our 6 3/4 Euro Senior Subordinated Notes due 2018, (c) the borrowings in certain foreign currencies under our revolving credit agreement, and (d) certain foreign currency denominated intercompany obligations of our foreign subsidiaries to us and between our foreign subsidiaries which are not considered permanently invested, are included in other expense (income), net, on our consolidated statements of operations. The total gain or loss on foreign currency transactions amounted to a net loss of  $5,197 and a net gain of  $3,096 for the three months ended March 31, 2010 and 2011, respectively.

d.              Goodwill and Other Intangible Assets

Goodwill and intangible assets with indefinite lives are not amortized but are reviewed annually for impairment or more frequently if impairment indicators arise. We currently have no intangible assets that have indefinite lives and which are not amortized, other than goodwill. Separable intangible assets that are not deemed to have indefinite lives are amortized over their useful lives. We periodically assess whether events or circumstances warrant a change in the life over which our intangible assets are amortized.

We have selected October 1 as our annual goodwill impairment review date. We performed our most recent annual goodwill impairment review as of October 1, 2010 and noted no impairment of goodwill. As of December 31, 2010 and March 31, 2011, no factors were identified that would alter our October 1, 2010 goodwill assessment. In making this assessment, we relied on a number of factors including operating results, business plans, anticipated future cash flows, transactions and marketplace data. There are inherent uncertainties related to these factors and our judgment in applying them to the analysis of goodwill impairment.  When changes occur in the composition of one or more reporting units, the goodwill is reassigned to the reporting units affected based on their relative fair values.

Our reporting units at which level we performed our goodwill impairment analysis as of October 1, 2010 were as follows: North America; Europe; Latin America; Australia; Joint Ventures (which includes India, the various joint ventures in Southeast Asia and Russia (referred to as “Joint Ventures”)); and Business Process Management (“BPM”). Given their similar economic characteristics, products, customers and processes, (1) the United Kingdom, Ireland and Norway and (2) the countries of Continental Europe (excluding Joint Ventures), each a reporting unit, have been aggregated as Europe and tested as one for goodwill impairment. As of December 31, 2010, the carrying value of goodwill, net amounted to  $1,750,420,  $440,920,  $29,787 and  $61,010 for North America, Europe, Latin America and Australia, respectively. As of March 31, 2011, the carrying value of goodwill, net amounted to  $1,758,611,  $487,450,  $29,846, and  $61,530 for North America, Europe, Latin America and Australia, respectively. Our Joint Ventures and BPM reporting units have no goodwill as of December 31, 2010 and March 31, 2011, respectively.

Reporting unit valuations have been calculated using an income approach based on the present value of future cash flows of each reporting unit or a combined approach based on the present value of future cash flows and market and transaction multiples of revenues and earnings. The income approach incorporates many assumptions including future growth rates, discount factors, expected capital expenditures and income tax cash flows. Changes in economic and operating conditions impacting these assumptions could result in goodwill impairments in future periods.

The changes in the carrying value of goodwill attributable to each reportable operating segment for the three months ended March 31, 2011 is as follows:

	North
	American	International
	Physical	Physical	Total
	Business	Business	Consolidated

Balance as of December 31, 2010	$1,750,420	$531,717	$2,282,137
Deductible goodwill acquired during the year	1,810	—	1,810
Non-deductible goodwill acquired during the year	—	25,477	25,477
Fair value and other adjustments(1)	75	(1,459)	(1,384)
Currency effects	6,306	23,091	29,397

Balance as of March 31, 2011	$1,758,611	$578,826	$2,337,437

(1)               Fair value and other adjustments primarily include  $(1,442) of adjustments to property, plant and equipment, net, customer relationships and deferred income taxes, as well as  $58 of cash paid related to prior years’ acquisitions.

The components of our amortizable intangible assets at March 31, 2011 are as follows:

	Gross Carrying	Accumulated	Net Carrying
	Amount	Amortization	Amount

Customer Relationships and Acquisition Costs	$614,226	$(166,903)	$447,323
Core Technology(1)	3,892	(2,026)	1,866
Trademarks and Non-Compete Agreements(1)	2,935	(2,254)	681
Deferred Financing Costs	46,944	(20,034)	26,910

Total	$667,997	$(191,217)	$476,780

(1)               Included in other assets, net in the accompanying consolidated balance sheet.

e.               Stock-Based Compensation

We record stock-based compensation expense, utilizing the straight-line method, for the cost of stock options, restricted stock, restricted stock units, performance units and shares of stock issued under the employee stock purchase plan (together, “Employee Stock-Based Awards”).

Stock-based compensation expense for Employee Stock-Based Awards included in the accompanying consolidated statements of operations for the three months ended March 31, 2010 and 2011 was  $4,727, including  $813 in discontinued operation, ( $3,700 after tax or  $0.02 per basic and diluted share) and  $5,033, including  $594 in discontinued operation, ( $3,164 after tax or  $0.02 per basic and diluted share), respectively.

Stock-based compensation expense for Employee Stock Based Awards included in the accompanying consolidated statements of operations related to continuing operations is as follows:

	Three Months Ended
	March 31,
	2010	2011

Cost of sales (excluding depreciation and amortization)	$35	$275
Selling, general and administrative expenses	3,879	4,164
Total stock-based compensation	$3,914	$4,439

The benefits associated with the tax deductions in excess of recognized compensation cost are required to be reported as a financing cash flow. This requirement reduces reported operating cash flows and increases reported financing cash flows. As a result, net financing cash flows included  $613 and  $1,017 for the three months ended March 31, 2010 and 2011, respectively, from the benefits of tax deductions in excess of recognized compensation cost. We used the short form method to calculate the Additional Paid-in Capital (“APIC”) pool. The tax benefit of any resulting excess tax deduction increases the APIC pool. Any resulting tax deficiency is deducted from the APIC pool.

Stock Options

Under our various stock option plans, options were granted with exercise prices equal to the market price of the stock on the date of grant. The majority of our options become exercisable ratably over a period of five years and generally have a contractual life of ten years, unless the holder’s employment is terminated. Beginning in 2007, certain of the options we issue become exercisable ratably over a period of ten years and have a contractual life of 12 years, unless the holder’s employment is terminated. As of March 31, 2011, ten-year vesting options represent 7.4% of total outstanding options. Beginning in 2011, certain of the options we issue become exercisable ratably over a period of three years and have a contractual life of ten years, unless the holder’s employment is terminated. As of March 31, 2011, three-year vesting options represent 7.3% of total outstanding options. Our directors are considered employees for purposes of our stock option plans and stock option reporting. Options granted to our non-employee directors generally become exercisable after one year.

The weighted average fair value of options granted for the three months ended March 31, 2010 and 2011 was  $8.61 and  $7.34 per share, respectively. The values were estimated on the date of grant using the Black-Scholes option pricing model. The following table summarizes the weighted average assumptions used for grants in the respective period:

	Three Months Ended
	March 31,
Weighted Average Assumptions	2010	2011

Expected volatility	32.6%	33.4%
Risk-free interest rate	2.65%	2.51%
Expected dividend yield	1%	3%
Expected life of option	6.4 years	6.3 years

Expected volatility is calculated utilizing daily historical volatility over a period that equates to the expected life of the option. The risk-free interest rate was based on the U.S. Treasury interest rates whose term is consistent with the expected life of the stock options. Beginning in the first quarter of 2010, expected dividend yield was considered in the option pricing model as a result of our new dividend program. The expected life (estimated period of time outstanding) of the stock options granted is estimated using the historical exercise behavior of employees.

A summary of option activity for the three months ended March 31, 2011 is as follows:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Term	value

Outstanding at December 31, 2010	12,140,560	$24.30
Granted	890,404	28.11
Exercised	(576,046)	17.77
Forfeited	(204,528)	26.25
Expired	(75,084)	28.48
Outstanding at March 31, 2011	12,175,306	$24.83	7.15	$79,669
Options exercisable at March 31, 2011	5,888,502	$23.61	5.82	$45,937
Options expected to vest	5,703,024	$25.98	8.39	$30,539

The following table provides the aggregate intrinsic value of stock options exercised for the three months ended March 31, 2010 and 2011:

	Three Months Ended
	March 31,
	2010	2011

Aggregate intrinsic value of stock options exercised	$3,503	$6,047

Restricted Stock and Restricted Stock Units

Under our various stock option plans, we may also issue grants of restricted stock or restricted stock units (“RSUs”). Our restricted stock and RSUs generally have a three- to five-year vesting period. The fair value of restricted stock and RSUs is the excess of the market price of our common stock at the date of grant over the exercise price (which is typically zero).

A summary of restricted stock and RSUs activity for the three months ended March 31, 2011 is as follows:

		Weighted-
		Average
	Restricted	Grant-Date
	Stock and RSUs	Fair Value
Non-vested at December 31, 2010	168,221	$22.53
Granted	283,977	28.11
Vested	—	—
Forfeited	(7,642)	20.93
Non-vested at March 31, 2011	444,556	$26.12

No restricted stock or RSUs vested during the three months ended March 31, 2010 and 2011, respectively.

Performance Units

Under our various stock option plans, we may also issue grants of performance units (“PUs”). The number of PUs earned will be determined based on the Company’s performance against predefined targets of calendar year revenue growth and return on invested capital (“ROIC”). The range of payout is zero to 150% of the number of granted PUs, which is determined by dividing the economic value approved by our compensation committee for each award by the fair market value of our common stock on the date of grant. The number of PUs earned will be determined based on actual performance at the end of the one-year performance period, and the award will be settled in shares of our common stock, subject to vesting, three years from the date of the original grant. Additionally, employees that are employed through the one year anniversary of the date of grant and who reach both 55 years of age and 10 years of qualifying service (the “retirement criteria”) shall immediately and completely vest in any PUs earned based on the actual achievement against the predefined targets as discussed above. As a result, PUs will be expensed over the shorter of (a) achievement of the retirement criteria, such achievement may occur as early as one year after the date of grant or (b) a maximum of three years.

In March 2011, we issued 125,445 PUs. During the one-year performance period, we will forecast the likelihood of achieving the annual revenue growth and ROIC predefined targets in order to calculate the expected PUs to be earned. We will record a compensation charge based on either the forecasted PUs to be earned (during the one-year performance period) or the actual PUs earned (at the one-year anniversary date) over the vesting period for each individual grant as described above. The performance unit liability is re-measured at each fiscal quarter-end during the vesting period using the estimated percentage of units earned multiplied by the closing market price of our common stock on the current period-end date and is pro-rated based on the amount of time passed in the vesting period. As of March 31, 2011, we expected 100% achievement of the predefined revenue and ROIC targets and the closing market price of our common stock was  $31.23.

A summary of PU activity for the three months ended March 31, 2011 is as follows:

PUs
Non-vested at December 31, 2010	—
Granted	125,445
Vested	—
Forfeited	—
Non-vested at March 31, 2011	125,445

Employee Stock Purchase Plan

We offer an employee stock purchase plan in which participation is available to substantially all U.S. and Canadian employees who meet certain service eligibility requirements (the “ESPP”). The ESPP provides a way for our eligible employees to become stockholders on favorable terms. The ESPP provides for the purchase of our common stock by eligible employees through successive offering periods. We generally have two six-month offering periods per year, the first of which begins June 1 and ends November 30 and the second of which begins December 1 and ends May 31. During each offering period, participating employees accumulate after-tax payroll contributions, up to a maximum of 15% of their compensation, to pay the exercise price of their options. Participating employees may withdraw from an offering period before the purchase date and obtain a refund of the amounts withheld as payroll deductions. At the end of the offering period, outstanding options are exercised, and each employee’s accumulated contributions are used to purchase our common stock. The price for shares purchased under the ESPP is 95% of the fair market price at the end of the offering period, without a look-back feature. As a result, we do not recognize compensation cost for the ESPP shares purchased. In the three months ended March 31, 2010 and 2011, there were no offering periods which ended under the ESPP and no shares were issued. The number of shares available for purchase under the ESPP at March 31, 2011 was 554,320.

As of March 31, 2011, unrecognized compensation cost related to the unvested portion of our Employee Stock-Based Awards was  $63,440 and is expected to be recognized over a weighted-average period of 3.4 years.

We generally issue shares for the exercises of stock options, restricted stock, RSUs, PUs and shares under our ESPP from unissued reserved shares.

f.                 Income (Loss) Per Share—Basic and Diluted

Basic income (loss) per common share is calculated by dividing income (loss) by the weighted average number of common shares outstanding. The calculation of diluted income (loss) per share is consistent with that of basic income (loss) per share but gives effect to all potential common shares (that is, securities such as options, warrants or convertible securities) that were outstanding during the period, unless the effect is antidilutive.

The following table presents the calculation of basic and diluted income (loss) per share:

	Three Months Ended
	March 31,
	2010	2011
Income (Loss) from continuing operations	$33,225	$77,161
Income (Loss) from discontinued operations (see Note 10)	$(7,386)	$(2,542)
Net income (loss) attributable to Iron Mountain Incorporated	$25,566	$73,460

Weighted-average shares—basic	203,581,000	200,228,000
Effect of dilutive potential stock options	1,124,283	995,149
Effect of dilutive potential restricted stock, RSUs and PUs	90	27,659

Weighted-average shares—diluted	204,705,373	201,250,808

Earnings (Losses) per share—basic:
Income (Loss) from continuing operations	$0.16	$0.39
Income (Loss) from discontinued operations (see Note 10)	$(0.04)	$(0.01)
Net income (loss) attributable to Iron Mountain Incorporated - basic	$0.13	$0.37

Earnings (Losses) per share—diluted:
Income (Loss) from continuing operations	$0.16	$0.38
Income (Loss) from discontinued operations (see Note 10)	$(0.04)	$(0.01)
Net income (loss) attributable to Iron Mountain Incorporated - diluted	$0.12	$0.37

Antidilutive stock options, RSUs and PUs, excluded from the calculation	8,402,273	8,701,049

g.              Revenues

Our revenues consist of storage revenues as well as service revenues and are reflected net of sales and value added taxes. Storage revenues, which are considered a key performance indicator for the information management services industry, consist primarily of recurring periodic charges related to the storage of materials or data (generally on a per unit basis). Service revenues are comprised of charges for related core service activities and a wide array of complementary products and services. Included in core service revenues are: (1) the handling of records, including the addition of new records, temporary removal of records from storage, refiling of removed records, destruction of records, and permanent withdrawals from storage; (2) courier operations, consisting primarily of the pickup and delivery of records upon customer request; (3) secure shredding of sensitive documents; and (4) other recurring services, including hybrid services and recurring project revenues. Our complementary services revenues include special project work, data restoration projects, fulfillment services, consulting services, technology services and product sales (including specially designed storage containers and related supplies). Our secure shredding revenues include the sale of recycled paper (included in complementary services revenues), the price of which can fluctuate from period to period, adding to the volatility and reducing the predictability of that revenue stream.

We recognize revenue when the following criteria are met: persuasive evidence of an arrangement exists, services have been rendered, the sales price is fixed or determinable, and collectability of the resulting receivable is reasonably assured. Storage and service revenues are recognized in the month the respective storage or service is provided and customers are generally billed on a monthly basis on contractually agreed-upon terms. Amounts related to future storage or prepaid service contracts for customers where storage fees or services are billed in advance are accounted for as deferred revenue and recognized ratably over the applicable storage or service period or when the service is performed. Revenue from the sales of products, which is included as a component of service revenues, is recognized when shipped to the customer and title has passed to the customer.

h.              Allowance for Doubtful Accounts and Credit Memo Reserves

We maintain an allowance for doubtful accounts and credit memos for estimated losses resulting from the potential inability of our customers to make required payments and disputes regarding billing and service issues. When calculating the allowance, we consider our past loss experience, current and prior trends in our aged receivables and credit memo activity, current economic conditions, and specific circumstances of individual receivable balances. If the financial condition of our customers were to significantly change, resulting in a significant improvement or impairment of their ability to make payments, an adjustment of the allowance may be required. We consider accounts receivable to be delinquent after such time as reasonable means of collection have been exhausted. We charge-off uncollectible balances as circumstances warrant, generally, no later than one year past due.

i.                  Income Taxes

Our effective tax rates for the three months ended March 31, 2010 and 2011 were 57.6% and 17.8%, respectively. The primary reconciling items between the statutory rate of 35% and our overall effective tax rate are state income taxes (net of federal benefit) and differences in the rates of tax at which our foreign earnings are subject, including foreign exchange gains and losses in different jurisdictions with different tax rates. During the three months ended March 31, 2010, foreign currency gains were recorded in higher tax jurisdictions associated with our marking-to-market of debt and derivative instruments while foreign currency losses were recorded in lower tax jurisdictions associated with our marking-to-market of intercompany loan positions, which contributed 17.0% to the 2010 effective tax rate. During the three months ended March 31, 2011, foreign currency losses were recorded in higher tax jurisdictions associated with our marking-to-market of debt and derivative instruments while foreign currency gains were recorded in lower tax jurisdictions associated with our marking-to-market of intercompany loan positions, which reduced our 2011 effective tax rate by 13.2%. In addition, the recognition of certain previously unrecognized tax benefits due to settlements with tax authorities in various jurisdictions reduced the 2011 tax rate by 2.1%. We provide for income taxes during interim periods based on our estimate of the effective tax rate for the year. Discrete items and changes in our estimate of the annual effective tax rate are recorded in the period they occur.

Accounting for income taxes requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the tax and financial reporting basis of assets and liabilities and for loss and credit carryforwards. Valuation allowances are provided when recovery of deferred tax assets is not considered more likely than not.

There were no material changes related to uncertain tax positions during the three months ended March 31, 2011, other than as described above. We have elected to recognize interest and penalties associated with uncertain tax positions as a component of the provision (benefit) for income taxes in the accompanying consolidated statements of operations. We recorded  $1,172 and a reduction of  $609 for gross interest and penalties for the three months ended March 31, 2010 and 2011, respectively. We had  $11,610 and  $11,001 accrued for the payment of interest and penalties as of December 31, 2010 and March 31, 2011, respectively.

j.                  Concentrations of Credit Risk

Financial instruments that potentially subject us to market risk consist principally of cash and cash equivalents (including money market funds and time deposits), restricted cash (primarily U.S. treasuries) and accounts receivable. The only significant concentrations of liquid investments as of December 31, 2010 and March 31, 2011 relate to cash and cash equivalents and restricted cash held on deposit with seven and nine, respectively, global banks and four and three, respectively, “Triple A” rated money market funds which we consider to be large, highly-rated investment-grade institutions. As of December 31, 2010 and March 31, 2011, our cash and cash equivalents and restricted cash balance was  $293,798 and  $224,924, respectively, including money market funds and time deposits amounting to  $241,151 and  $190,659, respectively. A substantial portion of these money market funds are invested in U.S. treasuries.

k.               Fair Value Measurements

Entities are permitted under GAAP to elect to measure many financial instruments and certain other items at either fair value or cost. We did not elect the fair value measurement option for any of our financial assets or liabilities.

Our financial assets or liabilities are measured using inputs from the three levels of the fair value hierarchy. A financial asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. The three levels are as follows:

Level 1—Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access at the measurement date.

Level 2—Inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).

Level 3—Unobservable inputs that reflect our assumptions about the assumptions that market participants would use in pricing the asset or liability.

The following tables provide the assets and liabilities carried at fair value measured on a recurring basis as of December 31, 2010 and March 31, 2011, respectively:

		Fair Value Measurements at December 31, 2010 Using
Description	Total Carrying Value at December 31, 2010	Quoted prices in active markets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
Money Market Funds(1)	$107,129	$—		$107,129		$—
Time Deposits(1)	134,022	—		134,022		—
Trading Securities	9,215	8,527	(2)	688	(1)	—
Derivative Assets(3)	2,500	—		2,500		—
Derivative Liabilities(3)	2,440	—		2,440		—

		Fair Value Measurements at March 31, 2011 Using
Description	Total Carrying Value at March 31, 2011	Quoted prices in active markets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
Money Market Funds(1)	$106,651	$—		$106,651		$—
Time Deposits(1)	84,008	—		84,008		—
Trading Securities	9,574	8,619	(2)	955	(1)	—
Derivative Assets(3)	100	—		100		—
Derivative Liabilities(3)	1,336	—		1,336		—

(1)   Money market funds and time deposits (including certain trading securities) are measured based on quoted prices for similar assets and/or subsequent transactions.

(2)   Securities are measured at fair value using quoted market prices.

(3)   Our derivative assets and liabilities primarily relate to short-term (six months or less) foreign currency contracts that we have entered into to hedge our intercompany exposures denominated in British pounds sterling and Australian dollars. We calculate the fair value of such forward contracts by adjusting the spot rate utilized at the balance sheet date for translation purposes by an estimate of the forward points observed in active markets.

Disclosures are required in the financial statements for items measured at fair value on a non-recurring basis. We did not have any material items that are measured at fair value on a non-recurring basis for the three months ended March 31, 2011.

l.                  New Accounting Pronouncements

In October 2009, the Financial Accounting Standards Board (the “FASB”) issued amended guidance on multiple-deliverable revenue arrangements and software revenue recognition. The multiple-deliverable revenue arrangements updates to the FASB Accounting Standards Codification™ (the “Codification”) apply to all deliverables in contractual arrangements in all industries in which a vendor will perform multiple revenue-generating activities. The change to the Codification creates a selling price hierarchy that an entity must use as evidence of fair value in separately accounting for all deliverables on a relative-selling-price basis which qualify for separation. The selling price hierarchy includes: (1) vendor-specific objective evidence; (2) third-party evidence; and (3) estimated selling price. Broadly speaking, this update to the Codification will result in the possibility for some entities to recognize revenue earlier and more closely align with the economics of certain revenue arrangements if the other criteria for separation (e.g. standalone value to the customer) are met. The software revenue recognition guidance was issued to address factors that entities should consider when determining whether the software and non-software components of a product function together to deliver the product’s essential functionality. The software revenue recognition updates to the Codification will allow revenue arrangements in which software and non-software components deliver together a product’s essential functionality to follow the multiple-deliverable revenue recognition criteria as opposed to the criteria applicable to software revenue recognition. Both updates became effective for us beginning on January 1, 2011 and apply prospectively to new or materially modified revenue arrangements after January 1, 2011. Adoption did not have a material impact on our consolidated financial statements or results of operations.

m.            Use of Estimates

The preparation of financial statements in conformity with GAAP requires us to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, and related disclosure of contingent assets and liabilities at the date of the financial statements and for the period then ended. On an on-going basis, we evaluate the estimates used. We base our estimates on historical experience, actuarial estimates, current conditions and various other assumptions that we believe to be reasonable under the circumstances. These estimates form the basis for making judgments about the carrying values of assets and liabilities and are not readily apparent from other sources. Actual results may differ from these estimates.

n.              Accumulated Other Comprehensive Items, Net

Accumulated other comprehensive items, net consists of foreign currency translation adjustments as of December, 31, 2010 and March 31, 2011, respectively.

o.              Other Expense (Income), Net

Other expense (income), net consists of the following:

	Three Months Ended March 31,
	2010	2011
Foreign currency transaction losses (gains), net	$5,197	$(3,096)
Debt extinguishment expense (income), net	—	(850)
Other, net	3,563	(5,007)
	$8,760	$(8,953)

p.              Property, Plant and Equipment

We develop various software applications for internal use. Computer software costs associated with internal use software are expensed as incurred until certain capitalization criteria are met. Payroll and related costs for employees who are directly associated with, and who devote time to, the development of internal use computer software projects (to the extent time is spent directly on the project) are capitalized. Capitalization begins when the design stage of the application has been completed and it is probable that the project will be completed and used to perform the function intended. Depreciation begins when the software is placed in service. Computer software costs that are capitalized are periodically evaluated for impairment. During the quarter ended March 31, 2011, we wrote off approximately  $1,200 (primarily in our International Physical Business segment), of previously deferred software costs, which were comprised of primarily internal labor costs, associated with internal use software development projects that were discontinued after implementation, which resulted in a loss on disposal/writedown of property, plant and equipment, net in the accompanying consolidated statement of operations.

q.              Reclassifications

In conjunction with our implementation of a new enterprise management reporting system in the fourth quarter of 2010, we noted inconsistencies in the mapping of certain revenue accounts between storage and service. As a result, we have adjusted previously reported amounts to reduce storage revenues by  $7,066 and increase service revenues by a corresponding amount for the three months ended March 31, 2010. There was no change in total consolidated reported revenues.

Derivative Instruments and Hedging Activities	3 Months Ended
Mar. 31, 2011
Derivative Instruments and Hedging Activities
Derivative Instruments and Hedging Activities

(3) Derivative Instruments and Hedging Activities

Every derivative instrument is required to be recorded in the balance sheet as either an asset or a liability measured at its fair value. Periodically, we acquire derivative instruments that are intended to hedge either cash flows or values which are subject to foreign exchange or other market price risk and not for trading purposes. We have formally documented our hedging relationships, including identification of the hedging instruments and the hedged items, as well as our risk management objectives and strategies for undertaking each hedge transaction. Given the recurring nature of our revenues and the long term nature of our asset base, we have the ability and the preference to use long-term, fixed interest rate debt to finance our business, thereby preserving our long term returns on invested capital. We target approximately 75% of our debt portfolio to be fixed with respect to interest rates. Occasionally, we may use interest rate swaps as a tool to maintain our targeted level of fixed rate debt. In addition, we may use borrowings in foreign currencies, either obtained in the U.S. or by our foreign subsidiaries, to naturally hedge foreign currency risk associated with our international investments. Sometimes we enter into currency swaps to temporarily hedge an overseas investment, such as a major acquisition, while we arrange permanent financing or to hedge our exposures due to foreign currency exchange movements related to our intercompany accounts with and between our foreign subsidiaries. As of December 31, 2010 and March 31, 2011, none of our derivative instruments contained credit-risk related contingent features.

We have entered into a number of separate forward contracts to hedge our exposures in British pounds sterling and Australian dollars. As of March 31, 2011, we had an outstanding forward contract to purchase  $199,545 U.S. dollars and sell 125,000 British pounds sterling to hedge our intercompany exposures with Iron Mountain Europe (Group) Limited, or IME. Additionally, in the fourth quarter of 2010, we entered into a forward contract to hedge our exposures in Australian dollars. As of March 31, 2011, we had an outstanding forward contract to purchase 54,745 Euros and sell 75,000 Australian dollars to hedge our intercompany exposures with our Australian subsidiary. At the maturity of the forward contracts, we may enter into new forward contracts to hedge movements in the underlying currencies. At the time of settlement, we either pay or receive the net settlement amount from the forward contract and recognize this amount in other (income) expense, net in the accompanying statement of operations as a realized foreign exchange gain or loss. At the end of each month, we mark the outstanding forward contracts to market and record an unrealized foreign exchange gain or loss for the mark-to-market valuation. We have not designated these forward contracts as hedges. During the three months ended March 31, 2010 and 2011, there were  $10,952 in net cash receipts and  $3,625 in net cash disbursements, respectively, included in cash from operating activities related to settlements associated with these foreign currency forward contracts. The following table provides the fair value of our derivative instruments as of December 31, 2010 and March 31, 2011 and their gains and losses for the three months ended March 31, 2010 and 2011:

	Asset Derivatives
	December 31, 2010		March 31, 2011
	Balance Sheet	Fair	Balance Sheet	Fair
	Location	Value	Location	Value
Derivatives Not Designated as Hedging Instruments
Foreign exchange contracts	Current assets	$2,500	Current assets	$100
Total		$2,500		$100

	Liability Derivatives
	December 31, 2010		March 31, 2011
	Balance Sheet	Fair	Balance Sheet	Fair
	Location	Value	Location	Value
Derivatives Not Designated as Hedging Instruments
Foreign exchange contracts	Current liabilities	$2,440	Current liabilities	$1,336
Total		$2,440		$1,336

		Amount of (Gain) Loss
		Recognized in Income
		on Derivatives
	Location of (Gain) Loss	Three Months Ended
Derivatives Not Designated as	Recognized in Income	March 31,
Hedging Instruments	on Derivative	2010	2011
Foreign exchange contracts	Other (income) expense, net	$(5,504)	$4,921
Total		$(5,504)	$4,921

In the third quarter of 2007, we designated a portion of our 6 3/4% Euro Senior Subordinated Notes due 2018 issued by Iron Mountain Incorporated (the “6 3/4% Euro Notes”) as a hedge of net investment of certain of our Euro denominated subsidiaries. For the three months ended March 31, 2010 and 2011, we designated on average 81,000 and 75,667 Euros, respectively, of the 6 3/4% Euro Notes as a hedge of net investment of certain of our Euro denominated subsidiaries. As a result, we recorded foreign exchange gains of  $6,861 ( $4,288, net of tax) and foreign exchange losses of  $6,300 ( $3,938, net of tax) for the three months ended March 31, 2010 and 2011, respectively, related to the change in fair value of such debt due to currency translation adjustments which is a component of accumulated other comprehensive items, net included in stockholders’ equity. As of March 31, 2011, net gains of  $4,041 are recorded in accumulated other comprehensive items, net associated with this net investment hedge.

Acquisitions	3 Months Ended
Mar. 31, 2011
Acquisitions
Acquisitions

(4) Acquisitions

We account for acquisitions using the purchase method of accounting, and, accordingly, the results of operations for each acquisition have been included in our consolidated results from their respective acquisition dates. Cash consideration for our various acquisitions was primarily provided through borrowings under our credit facilities and cash equivalents on-hand. The unaudited pro forma results of operations for the period ended March 31, 2011 are not presented due to the insignificant impact of the 2011 acquisitions on our consolidated results of operations.

In January 2011, we acquired the remaining 80% interest of our joint venture in Poland (Iron Mountain Poland Holdings Limited) in a stock transaction for an estimated purchase price of  $69,500, including an initial cash purchase price of  $35,000. As a result, we now own 100% of our Polish operations, which provide storage and records management services. The terms of the purchase and sale agreement require a second payment based upon the audited financial results of the joint venture for the period April 1, 2010 through March 31, 2011. This payment is based upon a formula defined in the purchase and sale agreement and is expected to be paid in the second quarter of 2011. Our current estimate of the second payment is approximately  $32,000. Additionally, the purchase and sale agreement provides for the payment of up to a maximum of  $2,500 of contingent consideration to be paid in July 2012 based upon the satisfaction of certain performance criteria. The carrying value of the 20% interest that we previously held and accounted for under the equity method of accounting amounted to approximately  $5,774 and the fair value of such interest on the date of the acquisition of the additional 80% interest was approximately  $10,425 and resulted in a gain being recorded on the date of the transaction to other (income) expense, net of approximately  $4,651 during the first quarter of 2011. The fair value of our previously held equity interest was derived by taking the total estimated consideration for the 80% equity interest purchased and reducing it by a factor of 40%, which represents management’s estimate of the control premium paid, in order to derive the fair value of  $10,425 for the 20% noncontrolling equity interest which we previously held. One of the members of our board of directors and several of his family members hold an indirect equity interest in one of the shareholders that will receive proceeds in connection with this transaction. As a result of this equity interest, such board member, together with several of his family members, will receive approximately 24% of the purchase price that we pay in connection with this transaction.

A summary of the cumulative consideration paid and the preliminary allocation of the purchase price paid for acquisitions through March 31, 2011 is as follows:

Cash Paid (gross of cash acquired)(1)	$39,971
Contingent Consideration	34,500
Fair Value of Previously Held Equity Interest	10,425
Total Consideration	84,896
Fair Value of Identifiable Assets Acquired:
Cash, Accounts Receivable, Prepaid Expenses and Other	7,932
Property, Plant and Equipment(2)	5,717
Customer Relationship Assets(3)	59,100
Other Assets	653
Liabilities Assumed(4)	(15,793)

Total Fair Value of Identifiable Net Assets Acquired	57,609

Recorded Goodwill	$27,287

(1)          Included in cash paid for acquisitions in the consolidated statements of cash flows for the three months ended March 31, 2010 and 2011 are contingent and other payments of  $7,082 and  $58, respectively, related to acquisitions made in previous years.

(2)          Consists primarily of racking, leasehold improvements and computer hardware and software.

(3)          The weighted average lives of customer relationship assets associated with acquisitions to date in 2011 were 20 years.

(4)          Consists primarily of accounts payable, accrued expenses, deferred revenue and deferred income taxes.

Allocations of the purchase price for acquisitions in 2011 were based on estimates of the fair value of net assets acquired and are subject to adjustment. The purchase price allocations described above are subject to finalization of the assessment of the fair value of intangible assets (primarily customer relationship assets), racking and deferred income taxes (including taxes payable, tax reserves and valuation allowances). We are not aware of any information that would indicate that the final purchase price allocations will differ meaningfully from preliminary estimates.

Long-term Debt	3 Months Ended
Mar. 31, 2011
Long-term Debt
Long-term Debt

(5) Long-term Debt

Long-term debt consists of the following:

	December 31, 2010		March 31, 2011
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Revolving Credit Facility(1)	$—	$—	$192,000	$192,000
Term Loan Facility(1)	396,200	396,200	395,175	395,175
7 1/4% GBP Senior Subordinated Notes due 2014 (the “7 1/4% notes”)(2)(3)	232,530	234,855	241,253	243,665
7 3/4% Senior Subordinated Notes due 2015 (the “7 3/4% notes”)(2)(3)	233,234	231,683	—	—
6 5/8% Senior Subordinated Notes due 2016 (the “6 5/8% notes”)(2)(3)	317,529	321,592	317,653	320,992
7 1/2% CAD Senior Subordinated Notes due 2017 (the “Subsidiary Notes”)(2)(4)	175,306	182,099	180,294	187,506
8 3/4% Senior Subordinated Notes due 2018 (the “8 3/4% notes”)(2)(3)	200,000	209,625	200,000	209,500
8% Senior Subordinated Notes due 2018 (the “8% notes”)(2)(3)	49,777	53,756	49,784	49,542
6 3/4% Euro Senior Subordinated Notes due 2018 (the “6 3/4% notes”)(2)(3)	338,129	337,631	359,336	355,902
8% Senior Subordinated Notes due 2020 (the “8% notes due 2020”)(2)(3)	300,000	316,313	300,000	316,125
8 3/8% Senior Subordinated Notes due 2021 (the “8 3/8% notes”)(2)(3)	548,174	589,188	548,217	594,000
Real Estate Mortgages, Capital Leases and Other(5)	218,189	218,189	221,540	221,540
Total Long-term Debt	3,009,068		3,005,252
Less Current Portion	(96,603)		(44,372)

Long-term Debt, Net of Current Portion	$2,912,465		$2,960,880

(1)

The capital stock or other equity interests of most of our U.S. subsidiaries, and up to 66% of the capital stock or other equity interests of our first-tier foreign subsidiaries, are pledged to secure these debt instruments, together with all intercompany obligations of foreign subsidiaries owed to us or to one of our U.S. subsidiary guarantors. The fair value of this long-term debt approximates the carrying value (as borrowings under these debt instruments are based on current variable market interest rates as of December 31, 2010 and March 31, 2011, respectively).

(2)	The fair values of these debt instruments are based on quoted market prices for these notes on December 31, 2010 and March 31, 2011, respectively.

(3)

Collectively referred to as the Parent Notes. IMI is the direct obligor on the Parent Notes, which are fully and unconditionally guaranteed, on a senior subordinated basis, by substantially all of its direct and indirect wholly owned U.S. subsidiaries (the “Guarantors”). These guarantees are joint and several obligations of the Guarantors. Iron Mountain Canada Corporation (“Canada Company”) and the remainder of our subsidiaries do not guarantee the Parent Notes.

(4)

Canada Company is the direct obligor on the Subsidiary Notes, which are fully and unconditionally guaranteed on a senior subordinated basis by IMI and the Guarantors. These guarantees are joint and several obligations of IMI and the Guarantors.

(5)	We believe the fair value of this debt approximates its carrying value.

Our credit facility consists of (i) revolving credit facilities under which we can borrow, subject to certain limitations as defined in the credit agreement we entered into on April 16, 2007 (the “Credit Agreement”) governing these facilities, up to an aggregate amount of  $765,000 (including Canadian dollar and multi-currency revolving credit facilities), and (ii) a  $410,000 term loan facility (which is also governed by our Credit Agreement). Our revolving credit facilities are supported by a group of 24 banks. Our subsidiaries, Canada Company and Iron Mountain Switzerland GmbH, may borrow directly under the Canadian dollar revolving credit and multi-currency revolving credit facilities, respectively. Additional subsidiary borrowers may be added under the multi-currency revolving credit facility. Our revolving credit facilities terminate on April 16, 2012. With respect to the term loan facility, quarterly loan payments of approximately  $1,000 are required through maturity on April 16, 2014, at which time the remaining outstanding principal balance of the term loan facility is due. We expect to refinance our Credit Agreement in 2011. The interest rate on borrowings under the Credit Agreement varies depending on our choice of interest rate and currency options, plus an applicable margin. IMI guarantees the obligations of each of the subsidiary borrowers under the Credit Agreement, and substantially all of our U.S. subsidiaries guarantee the obligations of IMI and the subsidiary borrowers. The capital stock or other equity interests of most of our U.S. subsidiaries, and up to 66% of the capital stock or other equity interests of our first-tier foreign subsidiaries, are pledged to secure the Credit Agreement, together with all intercompany obligations of foreign subsidiaries owed to us or to one of our U.S. subsidiary guarantors. As of March 31, 2011, we had  $192,000 of outstanding borrowings under the revolving credit facilities, all of which were denominated in U.S. dollars; we also had various outstanding letters of credit totaling  $2,481. The remaining availability, based on IMI’s leverage ratio, which is calculated based on the last 12 months’ earnings before interest, taxes, depreciation and amortization (“EBITDA”), and other adjustments as defined in the Credit Agreement and current external debt, under the revolving credit facilities on March 31, 2011, was  $570,519. The interest rates in effect under the revolving credit facilities and the term loan facility were 3.4% and 1.8% as of March 31, 2011, respectively. For the three months ended March 31, 2010 and 2011, we recorded commitment fees of  $567 and  $481, respectively, based on the unused balances under our revolving credit facilities.

In January 2011, we redeemed the remaining  $231,255 aggregate principal amount outstanding of the 7 3/4% notes at a redemption price of  $1,000 for each one thousand dollars of principal amount of notes redeemed, plus accrued and unpaid interest. We recorded a gain to other expense (income), net of  $850 in the first quarter of 2011 related to the early extinguishment of the 7 3/4% notes being redeemed. This gain consists of original issue premiums, net of deferred financing costs related to the 7 3/4% notes that were redeemed.

The Credit Agreement, our indentures and other agreements governing our indebtedness contain certain restrictive financial and operating covenants, including covenants that restrict our ability to complete acquisitions, pay cash dividends, incur indebtedness, make investments, sell assets and take certain other corporate actions. The covenants do not contain a rating trigger. Therefore, a change in our debt rating would not trigger a default under the Credit Agreement, our indentures or other agreements governing our indebtedness. Our revolving credit and term loan facilities, as well as our indentures, use EBITDA-based calculations as primary measures of financial performance, including leverage ratios. IMI’s revolving credit and term leverage ratio was 3.0 as of December 31, 2010 and March 31, 2011 compared to a maximum allowable ratio of 5.5. Similarly, our bond leverage ratio, per the indentures, was 3.4 and 3.7 as of December 31, 2010 and March 31, 2011, respectively, compared to a maximum allowable ratio of 6.5. Noncompliance with these leverage ratios would have a material adverse effect on our financial condition and liquidity.

Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors	3 Months Ended
Mar. 31, 2011
Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors
Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors

(6) Selected Consolidated Financial Statements of Parent, Guarantors, Canada Company and Non-Guarantors

The following data summarizes the consolidating results of IMI on the equity method of accounting as of December 31, 2010 and March 31, 2011 and for the three months ended March 31, 2010 and 2011.

The Parent Notes and the Subsidiary Notes are guaranteed by the subsidiaries referred to below as the “Guarantors.” These subsidiaries are 100% owned by the Parent. The guarantees are full and unconditional, as well as joint and several.

Additionally, IMI guarantees the Subsidiary Notes, which were issued by Canada Company. Canada Company does not guarantee the Parent Notes. The other subsidiaries that do not guarantee the Parent Notes or the Subsidiary Notes are referred to below as the “Non-Guarantors.”

	December 31, 2010
			Canada	Non-
	Parent	Guarantors	Company	Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and Cash Equivalents	$13,909	$121,584	$37,652	$85,548	$—	$258,693
Restricted Cash	35,105	—	—	—	—	35,105
Accounts Receivable	—	327,842	41,562	163,666	—	533,070
Intercompany Receivable	1,344,802	—	9,281	—	(1,354,083)	—
Assets of Discontinued Operations (see Note 10)	—	184,790	—	17,936	—	202,726
Other Current Assets	2,601	121,681	10,878	41,048	—	176,208
Total Current Assets	1,396,417	755,897	99,373	308,198	(1,354,083)	1,205,802
Property, Plant and Equipment, Net	—	1,522,073	208,020	745,734	—	2,475,827
Other Assets, Net:
Long-term Notes Receivable from Affiliates and Intercompany Receivable	1,381,546	1,000	—	—	(1,382,546)	—
Investment in Subsidiaries	1,863,957	1,599,133	—	—	(3,463,090)	—
Goodwill	—	1,525,960	203,345	552,832	—	2,282,137
Other	27,304	236,497	13,601	168,679	(114)	445,967
Total Other Assets, Net	3,272,807	3,362,590	216,946	721,511	(4,845,750)	2,728,104
Total Assets	$4,669,224	$5,640,560	$524,339	$1,775,443	$(6,199,833)	$6,409,733

Liabilities and Equity
Intercompany Payable	$—	$1,325,593	$—	$28,490	$(1,354,083)	$—
Current Portion of Long-term Debt	56,407	24,393	2,606	13,197	—	96,603
Total Other Current Liabilities	92,339	388,242	42,614	180,626	—	703,821
Liabilities of Discontinued Operations (see Note 10)	—	53,374	—	3,848	—	57,222
Long-term Debt, Net of Current Portion	2,559,780	67,504	191,010	94,171	—	2,912,465
Long-term Notes Payable to Affiliates and Intercompany Payable	1,000	1,381,546	—	—	(1,382,546)	—
Other Long-term Liabilities	3,853	551,961	27,585	93,075	(114)	676,360
Commitments and Contingencies (See Note 8)
Total Iron Mountain Incorporated Stockholders’ Equity	1,955,845	1,847,947	260,524	1,354,619	(3,463,090)	1,955,845
Noncontrolling Interests	—	—	—	7,417	—	7,417
Total Equity	1,955,845	1,847,947	260,524	1,362,036	(3,463,090)	1,963,262
Total Liabilities and Equity	$4,669,224	$5,640,560	$524,339	$1,775,443	$(6,199,833)	$6,409,733

	March 31, 2011
			Canada	Non-
	Parent	Guarantors	Company	Guarantors	Eliminations	Consolidated
Assets
Current Assets:
Cash and Cash Equivalents	$1,098	$54,380	$38,734	$95,605	$—	$189,817
Restricted Cash	35,107	—	—	—	—	35,107
Accounts Receivable	—	343,121	44,264	176,122	—	563,507
Intercompany Receivable	1,344,782	—	11,589	—	(1,356,371)	—
Assets of Discontinued Operations (see Note 10)	—	183,021	—	17,206	—	200,227
Other Current Assets	101	130,503	6,857	36,833	—	174,294
Total Current Assets	1,381,088	711,025	101,444	325,766	(1,356,371)	1,162,952
Property, Plant and Equipment, Net	—	1,501,581	212,324	769,943	—	2,483,848
Other Assets, Net:
Long-term Notes Receivable from Affiliates and Intercompany Receivable	1,968,538	601,007	—	—	(2,569,545)	—
Investment in Subsidiaries	1,324,084	1,057,816	—	—	(2,381,900)	—
Goodwill	—	1,527,769	209,208	600,460	—	2,337,437
Other	24,683	236,625	13,619	221,894	(114)	496,707
Total Other Assets, Net	3,317,305	3,423,217	222,827	822,354	(4,951,559)	2,834,144
Total Assets	$4,698,393	$5,635,823	$536,595	$1,918,063	$(6,307,930)	$6,480,944

Liabilities and Equity
Intercompany Payable	$—	$1,300,139	$—	$56,232	$(1,356,371)	$—
Current Portion of Long-term Debt	4,724	21,624	2,713	15,311	—	44,372
Total Other Current Liabilities	82,008	381,926	33,656	214,007	—	711,597
Liabilities of Discontinued Operations (see Note 10)	—	51,692	—	3,484	—	55,176
Long-term Debt, Net of Current Portion	2,587,318	69,086	196,371	108,105	—	2,960,880
Long-term Notes Payable to Affiliates and Intercompany Payable	1,007	1,968,538	—	600,000	(2,569,545)	—
Other Long-term Liabilities	3,853	536,188	33,529	107,477	(114)	680,933
Commitments and Contingencies (See Note 8)
Total Iron Mountain Incorporated Stockholders’ Equity	2,019,483	1,306,630	270,326	804,944	(2,381,900)	2,019,483
Noncontrolling Interests	—	—	—	8,503	—	8,503
Total Equity	2,019,483	1,306,630	270,326	813,447	(2,381,900)	2,027,986
Total Liabilities and Equity	$4,698,393	$5,635,823	$536,595	$1,918,063	$(6,307,930)	$6,480,944

	Three Months Ended March 31, 2010
			Canada	Non-
	Parent	Guarantors	Company	Guarantors	Eliminations	Consolidated
Revenues:
Storage	$—	$277,977	$26,901	$93,369	$—	$398,247
Service	—	210,028	28,219	89,086	—	327,333
Total Revenues	—	488,005	55,120	182,455	—	725,580
Operating Expenses:
Cost of Sales (Excluding Depreciation and Amortization)	—	196,712	21,792	92,585	—	311,089
Selling, General and Administrative	27	137,630	8,793	53,335	—	199,785
Depreciation and Amortization	56	49,757	4,595	21,206	—	75,614
Loss (Gain) on Disposal/Writedown of Property, Plant and Equipment, Net	—	(1,085)	(26)	94	—	(1,017)
Total Operating Expenses	83	383,014	35,154	167,220	—	585,471

Operating (Loss) Income	(83)	104,991	19,966	15,235	—	140,109
Interest Expense (Income), Net	49,990	(11,626)	11,075	3,477	—	52,916
Other Expense (Income), Net	(32,682)	(14)	2	41,454	—	8,760

(Loss) Income from Continuing Operations Before Provision (Benefit) for Income Taxes	(17,391)	116,631	8,889	(29,696)	—	78,433
Provision (Benefit) for Income Taxes	—	40,985	2,984	1,239	—	45,208
Equity in the Losses (Earnings) of Subsidiaries, Net of Tax	(42,957)	26,597	—	—	16,360	—
Income (Loss) from Continuing Operations	25,566	49,049	5,905	(30,935)	(16,360)	33,225
Income (Loss) from Discontinued Operations (see Note 10)	—	(6,952)	—	(434)	—	(7,386)
Net (Loss) Income	25,566	42,097	5,905	(31,369)	(16,360)	25,839
Less: Net Income (Loss) Attributable to Noncontrolling Interests	—	—	—	273	—	273

Net (Loss) Income Attributable to Iron Mountain Incorporated	$25,566	$42,097	$5,905	$(31,642)	$(16,360)	$25,566

	Three Months Ended March 31, 2011
			Canada	Non-
	Parent	Guarantors	Company	Guarantors	Eliminations	Consolidated
Revenues:
Storage	$—	$282,713	$30,115	$104,255	$—	$417,083
Service	—	208,912	28,934	95,363	—	333,209
Total Revenues	—	491,625	59,049	199,618	—	750,292
Operating Expenses:
Cost of Sales (Excluding Depreciation and Amortization)	—	198,125	23,732	97,626	—	319,483
Selling, General and Administrative	134	142,556	10,161	62,276	—	215,127
Depreciation and Amortization	40	49,151	5,105	26,783	—	81,079
Loss (Gain) on Disposal/Writedown of Property, Plant and Equipment, Net	—	(461)	(10)	1,194	—	723
Total Operating Expenses	174	389,371	38,988	187,879	—	616,412

Operating (Loss) Income	(174)	102,254	20,061	11,739	—	133,880
Interest Expense (Income), Net	43,186	(20,095)	10,167	15,729	—	48,987
Other Expense (Income), Net	30,828	(643)	(47)	(39,091)	—	(8,953)

(Loss) Income from Continuing Operations Before Provision (Benefit) for Income Taxes	(74,188)	122,992	9,941	35,101	—	93,846
Provision (Benefit) for Income Taxes	—	6,911	7,572	2,202	—	16,685
Equity in the Losses (Earnings) of Subsidiaries, Net of Tax	(147,648)	17,231	—	—	130,417	—
Income (Loss) from Continuing Operations	73,460	98,850	2,369	32,899	(130,417)	77,161
Income (Loss) from Discontinued Operations (see Note 10)	—	(2,470)	—	(72)	—	(2,542)
Net (Loss) Income	73,460	96,380	2,369	32,827	(130,417)	74,619
Less: Net Income (Loss) Attributable to Noncontrolling Interests	—	—	—	1,159	—	1,159

Net (Loss) Income Attributable to Iron Mountain Incorporated	$73,460	$96,380	$2,369	$31,668	$(130,417)	$73,460

	Three Months Ended March 31, 2010
			Canada	Non-
	Parent	Guarantors	Company	Guarantors	Eliminations	Consolidated
Cash Flows from Operating Activities:
Cash Flows from Operating Activities-Continuing Operations	$(52,995)	$136,069	$9,008	$34,325	$—	$126,407
Cash Flows from Operating Activities-Discontinued Operations	—	3,953	—	807	—	4,760
Cash Flows from Operating Activities	(52,995)	140,022	9,008	35,132	—	131,167
Cash Flows from Investing Activities:
Capital expenditures	—	(40,170)	(3,564)	(34,697)	—	(78,431)
Cash paid for acquisitions, net of cash acquired	—	(1,970)	—	(5,112)	—	(7,082)
Intercompany loans to subsidiaries	103,144	(3,308)	—	—	(99,836)	—
Investment in subsidiaries	(6,773)	(6,773)	—	—	13,546	—
Investment in restricted cash	(35,102)	—	—	—	—	(35,102)
Additions to customer relationship and acquisition costs	—	(1,329)	(213)	(880)	—	(2,422)
Proceeds from sales of property and equipment and other, net	—	4,306	5	(79)	—	4,232
Cash Flows from Investing Activities-Continuing Operations	61,269	(49,244)	(3,772)	(40,768)	(86,290)	(118,805)
Cash Flows from Investing Activities-Discontinued Operations	—	(114,746)	—	7	—	(114,739)
Cash Flows from Investing Activities	61,269	(163,990)	(3,772)	(40,761)	(86,290)	(233,544)
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt	(1,025)	(8,571)	(618)	(8,707)	—	(18,921)
Proceeds from revolving credit and term loan facilities and other debt	42	(42)	—	6,850	—	6,850
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net	—	—	—	(96)	—	(96)
Intercompany loans from parent	—	(102,362)	3,165	(639)	99,836	—
Equity contribution from parent	—	6,773	—	6,773	(13,546)	—
Stock repurchases	(9,636)	—	—	—	—	(9,636)
Proceeds from exercise of stock options and employee stock purchase plan	3,850	—	—	—	—	3,850
Excess tax benefits from stock-based compensation	613	—	—	—	—	613
Payment of debt financing costs	—	—	—	(3)	—	(3)
Cash Flows from Financing Activities-Continuing Operations	(6,156)	(104,202)	2,547	4,178	86,290	(17,343)
Cash Flows from Financing Activities-Discontinued Operations	—	—	—	188	—	188
Cash Flows from Financing Activities	(6,156)	(104,202)	2,547	4,366	86,290	(17,155)
Effect of exchange rates on cash and cash equivalents	—	—	303	(2,005)	—	(1,702)
Increase (Decrease) in cash and cash equivalents	2,118	(128,170)	8,086	(3,268)	—	(121,234)
Cash and cash equivalents, beginning of period	—	382,588	3,906	60,162	—	446,656
Cash and cash equivalents, end of period	$2,118	$254,418	$11,992	$56,894	$—	$325,422

	Three Months Ended March 31, 2011
			Canada	Non-
	Parent	Guarantors	Company	Guarantors	Eliminations	Consolidated
Cash Flows from Operating Activities:
Cash Flows from Operating Activities-Continuing Operations	$(53,891)	$142,876	$5,183	$16,907	$—	$111,075
Cash Flows from Operating Activities-Discontinued Operations	—	8,146	—	116	—	8,262
Cash Flows from Operating Activities	(53,891)	151,022	5,183	17,023	—	119,337
Cash Flows from Investing Activities:
Capital expenditures	—	(32,028)	(2,262)	(18,067)	—	(52,357)
Cash paid for acquisitions, net of cash acquired	—	(4,971)	(58)	(29,676)	—	(34,705)
Intercompany loans to subsidiaries	132,655	(24,524)	—	—	(108,131)	—
Investment in subsidiaries	(1,000)	(1,000)	—	—	2,000	—
Investment in restricted cash	(2)	—	—	—	—	(2)
Additions to customer relationship and acquisition costs	—	(2,095)	(121)	(677)	—	(2,893)
Proceeds from sales of property and equipment and other, net	—	119	10	(13)	—	116
Cash Flows from Investing Activities-Continuing Operations	131,653	(64,499)	(2,431)	(48,433)	(106,131)	(89,841)
Cash Flows from Investing Activities-Discontinued Operations	—	(9,115)	—	(35)	—	(9,150)
Cash Flows from Investing Activities	131,653	(73,614)	(2,431)	(48,468)	(106,131)	(98,991)
Cash Flows from Financing Activities:
Repayment of revolving credit and term loan facilities and other debt	(361,015)	(10,435)	(735)	(56,363)	—	(428,548)
Proceeds from revolving credit and term loan facilities and other debt	540,000	—	—	67,418	—	607,418
Early retirement of senior subordinated notes	(231,255)	—	—	—	—	(231,255)
Debt financing (repayment to) and equity contribution from (distribution to) noncontrolling interests, net	—	—	—	131	—	131
Intercompany loans from parent	—	(135,177)	(2,067)	29,113	108,131	—
Equity contribution from parent	—	1,000	—	1,000	(2,000)	—
Stock repurchases	(10,970)	—	—	—	—	(10,970)
Parent cash dividends	(37,514)	—	—	—	—	(37,514)
Proceeds from exercise of stock options and employee stock purchase plan	9,164	—	—	—	—	9,164
Excess tax benefits from stock-based compensation	1,017	—	—	—	—	1,017
Cash Flows from Financing Activities-Continuing Operations	(90,573)	(144,612)	(2,802)	41,299	106,131	(90,557)
Cash Flows from Financing Activities-Discontinued Operations	—	—	—	46	—	46
Cash Flows from Financing Activities	(90,573)	(144,612)	(2,802)	41,345	106,131	(90,511)
Effect of exchange rates on cash and cash equivalents	—	—	1,132	157	—	1,289
Increase (Decrease) in cash and cash equivalents	(12,811)	(67,204)	1,082	10,057	—	(68,876)
Cash and cash equivalents, beginning of period	13,909	121,584	37,652	85,548	—	258,693
Cash and cash equivalents, end of period	$1,098	$54,380	$38,734	$95,605	$—	$189,817

Segment Information	3 Months Ended
Mar. 31, 2011
Segment Information
Segment Information

(7) Segment Information

Beginning June 2011, as a result of the disposition of our Digital Business and our decision to sell the New Zealand Business as discussed in Note 10, we changed our reportable segments. The most significant of these changes is that the reportable segment previously referred to as the Worldwide Digital Business is no longer reported separately in our management reporting as the operations associated with the Domain Name Product Line and the Digital Business are reported as discontinued operations.  Also, the intellectual property escrow services business, which we continue to own and operate and was previously reported in the Worldwide Digital Business segment, is now reported as a component of the North American Physical Business segment. Additionally, the International Physical Business segment no longer includes the New Zealand Business as these operations are reported as discontinued operations.

Our operating segments and Corporate are as follows:

·            North American Physical Business—throughout the United States and Canada, the storage of paper documents, as well as all other media such as microfilm and microfiche, master audio and videotapes, film, X-rays and blueprints, including healthcare information services, vital records services, service and courier operations, and the collection, handling and disposal of sensitive documents for corporate customers (“Hard Copy”); the storage and rotation of backup computer media as part of corporate disaster recovery plans, including service and courier operations (“Data Protection”); information destruction services (“Destruction”); the storage, assembly, and detailed reporting of customer marketing literature and delivery to sales offices, trade shows and prospective customers’ sites based on current and prospective customer orders (“Fulfillment”); and intellectual property escrow services that protect and manage source code.

·            Europe—information management services throughout Europe, including Hard Copy, Data Protection and Destruction (in the U.K. and Ireland).

·            Latin America—information management services throughout Mexico, Brazil, Chile, Argentina and Peru, including Hard Copy, Data Protection and Destruction.

·            Asia Pacific—information management services throughout Australia, including Hard Copy, Data Protection and Destruction; and in certain cities in India, Singapore, Hong Kong-SAR and China, including Hard Copy and Data Protection.

·            Corporate—consists of costs related to executive and staff functions, including finance, human resources and information technology, which benefit the enterprise as a whole. These costs are primarily related to the general management of these functions on a corporate level and the design and development of programs, policies and procedures that are then implemented in the individual segments, with each segment bearing its own cost of implementation. Corporate also includes stock-based employee compensation expense associated with all Employee Stock-Based Awards.

The Latin America, Asia Pacific and Europe operating segments have been aggregated given their similar economic characteristics, products, customers and processes and reported as one reportable segment, “International Physical Business.”

An analysis of our business segment information and reconciliation to the consolidated financial statements is as follows:

	North
	American	International
	Physical	Physical		Total
	Business	Business	Corporate	Consolidated
Three Months Ended March 31, 2010
Total Revenues	$548,046	$177,534	$—	$725,580
Depreciation and Amortization	45,580	20,801	9,233	75,614
Depreciation	42,718	17,401	9,177	69,296
Amortization	2,862	3,400	56	6,318
Adjusted OIBDA	225,405	34,247	(44,946)	214,706
Total Assets(1)	4,529,060	1,614,987	594,632	6,738,679
Expenditures for Segment Assets	36,640	40,562	10,733	87,935
Capital Expenditures	33,128	34,570	10,733	78,431
Cash Paid for Acquisitions, Net of Cash acquired	1,970	5,112	—	7,082
Additions to Customer Relationship and Acquisition Costs	1,542	880	—	2,422

Three Months Ended March 31, 2011
Total Revenues	555,298	194,994	—	750,292
Depreciation and Amortization	45,416	26,337	9,326	81,079
Depreciation	42,453	22,389	9,286	74,128
Amortization	2,963	3,948	40	6,951
Adjusted OIBDA	227,975	37,261	(49,554)	215,682
Total Assets(1)	4,303,863	1,822,001	355,080	6,480,944
Expenditures for Segment Assets	36,050	47,873	6,032	89,955
Capital Expenditures	28,785	17,540	6,032	52,357
Cash Paid for Acquisitions, Net of Cash acquired	5,029	29,676	—	34,705
Additions to Customer Relationship and Acquisition Costs	2,236	657	—	2,893

(1)                                  Excludes all intercompany receivables or payables and investment in subsidiary balances.

The accounting policies of the reportable segments are the same as those described in Note 2. Adjusted OIBDA for each segment is defined as operating income before depreciation, amortization and (gain) loss on disposal/writedown of property, plant and equipment, net which are directly attributable to the segment. Internally, we use Adjusted OIBDA as the basis for evaluating the performance of, and allocating resources to, our operating segments.

A reconciliation of Adjusted OIBDA to income from continuing operations before provision for income taxes on a consolidated basis is as follows:

	Three Months Ended
	March 31,
	2010	2011
Adjusted OIBDA	$214,706	$215,682
Less: Depreciation and Amortization	75,614	81,079
(Gain) Loss on Disposal/Writedown of Property, Plant and Equipment, Net	(1,017)	723
Interest Expense, Net	52,916	48,987
Other Expense (Income), Net	8,760	(8,953)

Income from Continuing Operations before Provision for Income Taxes	$78,433	$93,846

Commitments and Contingencies	3 Months Ended
Mar. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

(8) Commitments and Contingencies

a.               Litigation

We are involved in litigation from time to time in the ordinary course of business with a portion of the defense and/or settlement costs being covered by various commercial liability insurance policies purchased by us and, in limited cases, indemnification from third parties. In the opinion of management, no material legal proceedings are pending to which we, or any of our properties, are subject, except as discussed below.  We record legal costs associated with loss contingencies as expenses in the period in which they are incurred.

b.              London Fire

In July 2006, we experienced a significant fire in a leased records and information management facility in London, England, that resulted in the complete destruction of the facility and its contents. The London Fire Brigade (“LFB”) issued a report in which it was concluded that the fire resulted either from human agency, i.e., arson, or an unidentified ignition device or source, and its report to the Home Office concluded that the fire resulted from a deliberate act. The LFB also concluded that the installed sprinkler system failed to control the fire due to the primary electric fire pump being disabled prior to the fire and the standby diesel fire pump being disabled in the early stages of the fire by third-party contractors. We have received notices of claims from customers or their subrogated insurance carriers under various theories of liability arising out of lost data and/or records as a result of the fire. Certain of those claims have resulted in litigation in courts in the United Kingdom. We deny any liability in respect of the London fire and we have referred these claims to our excess warehouse legal liability insurer, which has been defending them to date under a reservation of rights. Certain of the claims have been settled for nominal amounts, typically one to two British pounds sterling per carton, as specified in the contracts, which amounts have been or will be reimbursed to us from our primary property insurer. We believe we carry adequate property and liability insurance. We do not expect that legal proceedings related to this event will have a material impact to our consolidated results of operations or financial condition.

c.               Chile Earthquake

As a result of the February 27, 2010 earthquake in Chile, we experienced damage to certain of our 13 owned and leased records management facilities in that region. None of our facilities were destroyed by fire or significantly impacted by water damage. However, the structural integrity of five buildings was compromised, and some of the racking included in certain buildings was damaged or destroyed. Some customer materials were impacted by this event. Revenues from this country represent less than 1% of our consolidated enterprise revenues. We believe we carry adequate property and liability insurance and do not expect that this event will have a material impact on our consolidated results of operations or financial condition. We have received an additional  $5,900 payment from our insurance carriers in the first quarter of 2011. Such amount represents a portion of our expense claims filed with our insurance carriers and has been included in cash flows from operating activities. We expect to utilize cash from our insurance settlements to fund capital expenditures and for general working capital needs. We have recorded gains on the disposal/writedown of property, plant and equipment, net in our statement of operations of approximately  $10,200 for the year ended December 31, 2010 of which  $9,368 was recorded in the third quarter of 2010 and the balance in the fourth quarter of 2010.  Proceeds from our business personal property claims are reflected in our statement of cash flows under proceeds from sales of property and equipment and other, net included in the investing activities section when received.

d.              Brazilian Litigation

In September 2010, Iron Mountain do Brasil Ltda., our Brazilian operating subsidiary (“IMB”), was sued in Curitiba, Brazil in the 11th Lower Labor Claim Court. The plaintiff in the six related lawsuits, Sindicato dos Trabalhadores em Empresas de Serviços Contábeis, Assessoramento, Perícias, Informações, Pesquisas, e em Empresas Prestadoras de Serviços do Estado do Paraná (Union of Workers in Business Services Accounting, Advice, Expertise, Information, Research and Services Companies in the State of Parana), a labor union in Brazil, purports to represent approximately 2,000 individuals who provided services for IMB. The complaint alleges that these individuals were incorrectly classified as non-employees by IMB and seeks unspecified monetary damages, including attorneys’ fees, unpaid wages, unpaid benefits and certain penalties. The parties participated in a preliminary hearing in December 2010. An additional hearing was scheduled to take place in May 2011, but has been stayed until August 2011, pending the outcome of settlement negotiations between the parties. If we are unable to reach a settlement, we intend to defend this case vigorously. While we are unable to predict the final outcome of this matter at this time, we do not expect this lawsuit will have a material impact on our consolidated results of operations or financial condition.

e.               Patent Infringement Lawsuit

In August 2010, we were named as a defendant in a patent infringement suit filed in the US District Court for the Eastern District of Texas by Oasis Research, LLC. The plaintiff alleges that the backup technology of Connected Corporation (“Connected”) previously included in our Digital Business infringes certain U.S. patents owned by the plaintiff and seeks damages equal to 10% of the Connected revenue from 2005 through 2010, or approximately  $26,000, and future royalties. In November 2010, we filed a motion to dismiss for misjoinder, or, in the alternative, to sever and transfer claims to the US District Court for the District of Massachusetts.  In December 2010, Oasis Research, LLC filed a response opposing our motions.  The court has not ruled on any outstanding motions. A final pre-trial conference has been scheduled for October 12, 2012. We expect the court to establish a trial date during the pre-trial conference. Although we are unable to predict the final outcome of this matter at this time, we believe we have meritorious defenses and intend to defend this case vigorously.  We do not expect this lawsuit will have a material impact on our consolidated results of operations or financial condition. As part of the sale of our Digital Business discussed at Note 10, Autonomy has assumed this obligation and the defense of this litigation and has agreed to indemnify us against any losses.

Stockholders' Equity Matters	3 Months Ended
Mar. 31, 2011
Stockholders' Equity Matters
Stockholders' Equity Matters

(9) Stockholders’ Equity Matters

In February 2010, our board of directors approved a share repurchase program authorizing up to  $150,000 in repurchases of our common stock and in October 2010, our board of directors authorized up to an additional  $200,000 of such purchases, for a total of  $350,000. As of March 31, 2011, we had  $227,569 remaining under our existing previously approved share repurchase program. In May 2011, our board of directors authorized up to an additional  $850,000 of such purchases, for a total of  $1,200,000. After this new authorization, we had a remaining amount available for repurchase under our share repurchase program of  $1,077,569, which represents approximately 17% in the aggregate of our outstanding common stock based on the closing price on May 3, 2011. All purchases are subject to stock price, market conditions, corporate and legal requirements and other factors. Additionally, in May 2011, we entered into two prepaid variable share repurchase agreements to repurchase an aggregate of  $250,000 of our common stock. The price of the shares repurchased may be different under each such repurchase agreement and in each case will be determined based on a discount to certain volume weighted average trading prices of our common stock over a period of up to three months. The  $250,000 of aggregate payments under both repurchase agreements will be funded with borrowings under our revolving credit facility.

In February 2010, our board of directors adopted a dividend policy under which we intend to pay quarterly cash dividends on our common stock. Declaration and payment of future quarterly dividends is at the discretion of our board of directors. In fiscal year 2010 and in the first quarter of 2011, our board of directors declared the following dividends:

Declaration Date	Dividend Per Share	Record Date	Total Amount	Payment Date
March 25, 2010	$0.0625	March 25, 2010	$12,720	April 15, 2010
June 4, 2010	0.0625	June 25, 2010	12,641	July 15, 2010
September 15, 2010	0.0625	September 28, 2010	12,532	October 15, 2010
December 13, 2010	0.1875	December 27, 2010	37,514	January 14, 2011
March 15, 2011	0.1875	March 25, 2011	37,601	April 15, 2011

On March 23, 2011, our board of directors declared a dividend of one preferred stock purchase right (“Right”) for each outstanding share of our common stock held by stockholders of record at the close of business on April 1, 2011. Each Right, once exercisable, entitles the registered holder to purchase one one-thousandth of a share of our preferred stock, designated as Series A Junior Participating Preferred Stock, par value  $0.01 per share at a price of  $120.00 per one one-thousandth of a share, subject to certain adjustments. No shares of Series A Junior Participating Preferred Stock are outstanding as of March 31, 2011. The Rights will expire upon the close of business on the earliest to occur of: (i) March 22, 2013, (ii) the date on which the Rights are redeemed or exchanged by us in accordance with the rights agreement governing the Rights and (iii) the date of our 2012 annual meeting of stockholders if requisite stockholder approval of the rights agreement is not obtained at such meeting.

Discontinued Operations	3 Months Ended
Mar. 31, 2011
Discontinued Operations
Discontinued Operations

(10) Discontinued Operations

Digital Operations

In August 2010, we divested the Domain Name Product Line for approximately  $11,400 in cash at closing.  The assets sold primarily consisted of customer contracts.  Total revenues of this product line for the year ended December 31, 2009 and the seven months ended July 31, 2010 were approximately  $6,300 and  $3,500, respectively.  A gain on sale of discontinued operations in the amount of approximately  $6,900 ( $2,834, net of tax) was recorded during the three months ended September 30, 2010.

During the quarter ended September 30, 2010, we concluded that events occurred and circumstances changed in our former worldwide digital business reporting unit that required us to conduct an impairment review.  The primary factors contributing to our conclusion that we had a triggering event and a requirement to reassess our former worldwide digital business reporting unit goodwill for impairment included:  (1) a reduction in forecasted revenue and operating results due to continued pressure on key parts of the business as a result of the weak economy; (2) reduced revenue and profit outlook for our eDiscovery service due to smaller average matter size and lower pricing; (3) a decision to discontinue certain software development projects; and (4) the sale of the Domain Name Product Line.  As a result of the review, we recorded a provisional goodwill impairment charge associated with our worldwide digital business reporting unit in the amount of  $255,000 during the quarter ended September 30, 2010.  We finalized the estimate in the fourth quarter of 2010, and we recorded an additional impairment of  $28,785, for a total goodwill impairment charge of  $283,785.  In April 2011, we announced a comprehensive strategic plan which included exploring strategic alternatives for our digital business, including a potential sale of the Digital Business.

On June 2, 2011, IMI completed the sale of the Digital Business to Autonomy, pursuant to the Digital Sale Agreement.  In the Digital Sale, Autonomy purchased (i) the shares of certain of IMI’s subsidiaries through which IMI conducted the Digital Business and (ii) certain assets of IMI and its subsidiaries relating to the Digital Business.  The Digital Sale qualified as discontinued operations because (a) the remaining direct gross cash inflows and outflows of the Digital Business by IMI post-close are not expected to be significant in relation to the direct gross cash inflows and outflows absent the Digital Sale and (b) there is no significant continuing involvement because IMI does not retain the ability to influence the operating and financial policies of the Digital Business.  As a result, the financial position, operating results and cash flows of the Digital Business and the Domain Name Product Line, for all periods presented, have been reported as discontinued operations for financial reporting purposes.  IMI retained its intellectual software escrow services business, which had previously been reported in the former worldwide digital business segment along with the Digital Business and the Domain Name Product Line. The intellectual software escrow services business is now reported in the North American Physical Business segment.

Pursuant to the Digital Sale Agreement, IMI received approximately  $395,400 in cash, consisting of the initial purchase price of  $380,000 and a preliminary working capital adjustment of approximately  $15,400, which remains subject to a customary post-closing adjustment based on the amount of working capital at closing.  The purchase price for the Digital Sale will be increased on a dollar-for-dollar basis if the working capital balance at the time of closing exceeds the target amount of working capital as set forth in the Digital Sale Agreement and decreased on a dollar-for-dollar basis if such closing working capital balance is less than the target amount.  Transaction costs amounted to  $7,387. Additionally,  $11,075 of inducements are payable to Autonomy and have been netted against the proceeds in calculating the gain on the Digital Sale. We used the net proceeds received from the Digital Sale to pay down amounts outstanding under our revolving credit facility.

The table below summarizes certain results of operations of the Digital Business and the Domain Name Product Line:

	Three Months Ended
	March 31,
	2010	2011
Total Revenues	$49,172	$46,678

Loss Before Benefit for Income Taxes of Discontinued Operations	$(10,689)	$(3,586)
Benefit for Income Taxes	(3,737)	(1,116)
Loss from Discontinued Operations, Net of Tax	$(6,952)	$(2,470)

There have been no allocations of corporate general and administrative expenses to discontinued operations.  In accordance with our policy, we have allocated corporate interest associated with all debt that is not specifically allocated to a particular component based on the proportion of the assets of the Digital Business and the Domain Name Product Line to IMI’s total consolidated assets at the applicable weighted average interest rate associated with such debt for such reporting period.  Interest allocated to the Digital Business and the Domain Name Product Line and included in income (loss) from discontinued operations amounted to  $3,584 and  $1,418 for the three months ended March 31, 2010 and 2011, respectively.

The carrying amounts of the major classes of assets and liabilities of the Digital Business were as follows:

	December 31, 2010	March 31, 2011
Accounts receivable, net	$41,418	$45,569
Deferred income taxes	1,726	1,542
Prepaid expenses and other	6,585	6,724
Current assets of discontinued operations	49,729	53,835
Property, plant and equipment, net	39,539	39,277
Goodwill, net	35,699	35,699
Deferred income taxes	13,934	10,842
Other assets, net	45,889	43,368
Non-current assets of discontinued operations	135,061	129,186
Assets of discontinued operations	$184,790	$183,021

Accounts payable	$15,848	$9,354
Accrued expenses	8,879	8,636
Deferred revenue	27,638	32,178
Current liabilities of discontinued operations	52,365	50,168
Other long-term liabilities	1,009	1,020
Deferred rent	—	504
Non-current liabilities of discontinued operations	1,009	1,524
Liabilities of discontinued operations	$53,374	$51,692

In connection with the Digital Sale on June 2, 2011, we entered into several other arrangements with Autonomy, including:

·                  A reseller agreement with Autonomy that allows us to sell certain products and services of the Digital Business now owned by Autonomy and certain other Autonomy products and services (the “Products and Services”) over a three year period beginning June 2, 2011.  The reseller agreement provides for the payments to Autonomy of: (i)  $3,500, which was paid on the closing of the Digital Sale; and (ii)  $6,000 on June 2, 2012.  Such amounts represent prepayments of amounts payable to Autonomy related to qualifying sales of Products and Services to new customers of the Digital Business and are non-refundable to the extent we do not achieve the requisite level of qualifying sales of Products and Services during the term of the reseller agreement.

·                  A co-location agreement with Autonomy in which we will provide certain storage related services associated with certain data centers to Autonomy for a two year transitional period beginning June 2, 2011.  Autonomy has the right to extend this period by two additional years upon six months notice prior to the end of the first two year term.

·                  A transitional services agreement to provide certain services, generally for a period no longer than six months, including general, administrative, finance, human resource and information technology services.

·                  The payment by us to Autonomy of approximately  $3,075 as of the closing for the purchase of certain Products and Services for our internal use.

The revenues and corresponding expenses associated with the above agreements will be reflected in our continuing operating results.  None of these services gives IMI the ability to influence the operating and financial policies of the Digital Business.  We have concluded that the direct cash flows associated with these agreements are not significant because they are estimated to represent less than 5% of both direct cash inflows and outflows of the Digital Business for the one year period subsequent to the Digital Sale, and, therefore, we have reported the Digital Business as discontinued operations in the accompanying consolidated financial statements for all periods presented.

New Zealand Business

After further analysis subsequent to our April 2011 announcement of our comprehensive strategic plan, which includes reviewing select underperforming international markets, IMI committed in May 2011 to a plan to sell the New Zealand Business. In the calculation of the carrying value of our New Zealand Business, we allocated the goodwill of our Australia/New Zealand reporting unit between Australia and New Zealand on a relative fair value basis. We anticipate completing the sale of the New Zealand Business by the end of May 2012.  The New Zealand Business was previously included within the International Physical Business segment.  The financial position, operating results and cash flows of the New Zealand Business, for all periods presented, have been reported as discontinued operations for financial reporting purposes.

The table below summarizes certain results of operations of the New Zealand Business:

	Three Months Ended
	March 31,
	2010	2011
Total Revenues	$1,754	$1,983

Loss Before Provision (Benefit) for Income Taxes of Discontinued Operations	$(434)	$(72)
Provision (Benefit) for Income Taxes	—	—
Loss from Discontinued Operations, Net of Tax	$(434)	$(72)

The carrying amounts of the major classes of assets and liabilities of the New Zealand Business were as follows:

	December 31, 2010	March 31, 2011
Accounts receivable, net	$1,339	$1,073
Prepaid expenses and other	1,034	969
Current assets of discontinued operations	2,373	2,042
Property, plant and equipment, net	3,746	3,539
Goodwill, net	6,128	6,128
Other assets, net	5,689	5,497
Non-current assets of discontinued operations	15,563	15,164
Assets of discontinued operations	$17,936	$17,206

Current portion of long-term debt	$387	$427
Accounts payable	263	174
Accrued expenses	1,382	1,120
Deferred revenue	113	89
Current liabilities of discontinued operations	2,145	1,810
Other long-term liabilities	24	23
Deferred income taxes	1,679	1,651
Non-current liabilities of discontinued operations	1,703	1,674
Liabilities of discontinued operations	$3,848	$3,484

Subsequent Events	3 Months Ended
Mar. 31, 2011
Subsequent Events
Subsequent Events

(11) Subsequent Events

In September 2011, as a result of certain changes we made in the manner in which our European operations will be managed, we reorganized our reporting structure and reassigned goodwill among the revised reporting units.  Previously, we tested goodwill impairment at the European level on a combined basis.  As a result of the management and reporting changes, we concluded that we have three reporting units for our European operations, consisting of (1) the United Kingdom, Ireland and Norway, (2) Belgium, France, Germany, Italy, Luxembourg, Netherlands and Spain (“Western Europe”) and (3) the remaining countries in Europe.  Due to these changes, we will perform all future goodwill impairment analysis on the new reporting unit basis.  As a result of the restructuring of our reporting units, we concluded that we had an interim triggering event and a requirement to assess these reporting units for impairment.  We believe that our Western Europe reporting unit may have an impairment and we have initiated a review of all long-lived assets in this group.  Total long-lived assets of the Western Europe reporting unit are  $310,000, including approximately  $111,000 of allocated goodwill, as of July 31, 2011.  In conjunction with our third quarter 2011 filing on Form 10-Q, we expect to record our preliminary estimate of any impairment charges based on work completed through the time of our filing.  We anticipate finalizing any change to the estimated impairment charge, if any, in the fourth quarter of 2011, which will be included in our 2011 annual report on Form 10-K.

Document and Entity Information	3 Months Ended
Mar. 31, 2011
Document and Entity Information
Entity Registrant Name	IRON MOUNTAIN INC
Entity Central Index Key	0001020569
Document Type	8-K
Document Period End Date	Mar 31, 2011
Amendment Flag	false